Current and deferred tax	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Current and deferred tax
11	Current and deferred tax

11.1	Deferred tax assets
The balance comprises temporary differences attributable to:

	December 31, 2023	December 31, 2022
Loss allowances for financial assets	339	270
Bonus provision	2,271	1,712
Lease	396	392
Share-based compensation (i)	3,064	3,130
Tax loss (ii)	11,916	10,513
Others (iii)	1,940	1,693

Total deferred tax assets	19,926	17,710

(i)	Mainly related to RSU amounts that are treated as temporary differences until the instrument is vested.

(ii)
Tax losses increase is driven mainly by the current investment position of the Brazilian operations. These amounts are expected to be offset in the foreseeable future. In Brazil, tax losses are not subject to statute of limitation and ought to be used observing the limits established by the local tax legislation.

(iii)
Most of the amounts appointed as others in the deferred tax assets reconciliation correspond to temporary differences arising from operations carried out in Mexico and Brazil. It refers to provision for sales commission, unrealized exchange variation, adjustments for operations marked to market (MTM), and provision for payment of suppliers. The remainder portion refers to a miscellaneous of items scattered in concepts determined by local tax laws in Brazil, Chile, Colombia and Peru.

The Group has accumulated tax loss carryforwards and other temporary differences, mainly in VTEX UK and VTEX US, in the amount of US$31,098 (December 31, 2022 – US$21,112) for which a deferred tax asset was not recognized and are available for offsetting against future taxable profits of the companies in which the losses arose. Deferred tax assets have not been recognized with respect of these losses as there is no evidence of recoverability in the foreseeable future.
The movement on deferred tax assets balance is as follows:

Movements	Loss allowances for financial assets	Bonus provision	Lease	Share-based compensation	Hyperinflationary adjustments	Tax Loss	Other	Total
At December 31, 2021	75	750	366	3,224	89	6,445	1,623	12,572

(Charged)/Credited to profit and loss (i)	195	962	26	(152)	(52)	4,068	33	5,080
To equity	—	—	—	58	—	—	—	58

At December 31, 2022	270	1,712	392	3,130	37	10,513	1,656	17,710

(Charged)/Credited to profit and loss (i)	69	559	4	(66)	(32)	1,403	279	2,216

At December 31, 2023	339	2,271	396	3,064	5	11,916	1,935	19,926

(i)	The differences between the amounts shown in the table above and the statements of profit or loss correspond to exchange rate variation.

11.2	Deferred tax liabilities
The balance comprises temporary differences attributable to:

	December 31, 2023	December 31, 2022
Acquisition of subsidiaries	1,136	1,409
Temporary differences	1,499	827
Others	33	228

Total deferred tax liabilities	2,668	2,464

The movement on deferred tax liabilities balance is as follows:

Movements	Goodwill	Customer relationship	Intellectual property	Others	Total
At December 31, 2021	283	1,464	223	75.00	2,045

Charged/(Credited) to profit and loss	544	(218)	(60)	153	419

At December 31, 2022	827	1,246	163	228	2,464

Charged/(Credited) to profit and loss	672	(219)	(54)	(195)	204

At December 31, 2023	1,499	1,027	109	33	2,668

(i)	The impact of deferred tax liabilities due to acquisition of subsidiaries increases the goodwill on the acquisition date.

11.3	Income Tax expense

	December 31, 2023	December 31, 2022	December 31, 2021
Current tax
Current tax on profits for the year	(5,182)	(877)	(1,646)

	(5,182)	(877)	(1,646)

Deferred income tax
Decrease in deferred tax	2,075	4,902	11,118

	2,075	4,902	11,118

Income tax	(3,107)	4,025	9,472

11.4	Reconciliation of benefit (expenses) of income tax and social contribution

	December 31, 2023	December 31, 2022	December 31, 2021
Loss before income tax	(10,473)	(56,444)	(69,986)

Tax at the Brazilian tax rate of 34% (i)	3,561	19,191	23,795
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Technological innovation incentive law ( Lei do bem ) (ii)	2,257	—	—
Restricted stock units	2,661	1,398	451
Equity result	405	329	(1,232)
Difference to presumed tax regime	—	—	(1,047)
Stock option	(172)	(53)	(87)
Unrecognized deferred tax assets (iii)	(6,031)	(9,465)	(8,438)
Tax rate reconciliation (i)	(3,796)	(6,381)	(3,945)
Other net differences	(1,992)	(994)	(25)

Income tax and social contribution for the year	(3,107)	4,025	9,472

Effective rate - %	29.67%	(7.13%)	(13.53%)

(i)
The tax expense was determined based on the Brazilian corporate income tax (CIT) rate considering that, currently, the Group’s biggest operation is in Brazil. This table reconciles the expected income tax expense, computed by applying the combined Brazilian tax rate of 34%, to the actual income tax expense. The Group’s combined Brazilian tax rate includes the corporate income tax at a 25% rate and the social contribution on net profits at a 9% rate. Differences between local income tax rates to the Brazilian income tax rate were allocated to “Tax rate reconciliation”. Apart from Brazil, the Group’s biggest operations are in Argentina, the US and Colombia, which CIT rates in 2023 were 35%, 21% and 35%, respectively. Nonetheless, the result represents an incremental tax expense because some of non-Brazilian
operations were loss making, therefore reducing the consolidated earnings before income tax.

(ii)
Benefit related to the inclusion of research and development (technological innovation) expenses in the income tax basis for year 2020 as provided for by Law No. 11.196/05 - known as
Lei do Bem
. For 2022 and 2022, considering that VTEX Brazil was in a loss position, the R&D benefit did not apply.

(iii)
Unrecognized deferred tax assets correspond to the tax benefit related to future utilization of net operating losses of certain operations, mainly the United States and the United Kingdom. In those cases, the deferred tax asset was not recognized due to the lack of expectation of utilization of such net operating losses in the foreseeable future. The balance of the accumulated net operating losses of the Group’s US operations totaled US$64,867 on December 31, 2023 and US$55,780 on December 31, 2022, or a total tax benefit of approximately US$13,622 and US$11,714, respectively, taking into account the current US corporate income tax rate of 21%. The balance of the accumulated net operating losses of the Group’s UK operation totaled US$69,902 on December 31, 2023 and US$46,463 on December 31, 2022, or a total tax benefit of approximately US$17,475 and US$9,398, respectively, taking into account the current UK corporate income tax rate of 25%.